INTANGIBLE ASSETS - Accumulated Amortization (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	$ 11,822
Cost at end of year	15,476	$ 11,822
Accumulated amortization
Disclosure of detailed information about intangible assets [line items]
Cost at beginning of the year	(1,896)	(1,571)
Assets held by subsidiaries disposed during the period	0	5
Non-cash additions	7	0
Held for sale	0	211
Amortization	(384)	(561)
Foreign currency translation	(97)	20
Cost at end of year	$ (2,370)	$ (1,896)